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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ Wayne Holbrook                   Birmingham, MI                 07/31/2008
--------------------------------------------------------------------------------
Wayne Holbrook                        City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        11
                                                 ----------------------

Form 13F Information Table Value Total:                  $120,477
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           06/30/2008

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

DOW JONES AIG           DJAIG CMDTY
                          36         06738C778   11,868    165,961   SH       SOLE                                        165,961
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 US TIPS
                          BD FD      464287176    8,917     82,682   SH       SOLE                                         82,682
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI EMG
                          MKTS       464287234   10,619     78,141   SH       SOLE                                         78,141
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 GS NAT RES
                          INDX       464287374    3,725     24,305   SH       SOLE                                         24,305
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 7-10 YR
                          TREAS BD   464287440   15,585    177,973   SH       SOLE                                        177,973
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI EAFE
                          IDX        464287465      861     12,533   SH       SOLE                                         12,533
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 RUSSELL
                          MC GR      464287481   11,728    110,809   SH       SOLE                                        110,809
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 RUSSELL
                          1000 GR    464287614   23,253    418,239   SH       SOLE                                        418,239
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI GR
                          INDX       464288885   14,030    198,542   SH       SOLE                                        198,542
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 SILVER TR    46428Q109    3,387     19,620   SH       SOLE                                         19,620
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST       LEHMN INTL
                          ETF        78464A516   16,504    299,525   SH       SOLE                                        299,525
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                           120,477
-----------------------------------------------------------------------------------------------------------------------------------